Retirement benefit plans - Major category of plan assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement benefit plans
Equity	€ 134	€ 153	€ 89
Debt	3,123	€ 2,402	€ 1,698
Cash	€ 101